LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long Term Prepayment Deposits and Other Assets [Abstract]
Entertainment production costs	$ 68,804	$ 76,795
Less: accumulated amortization	(68,804)	(72,230)
Entertainment production costs, net		4,565
Advance payments for construction costs	59,564	32,911
Other long-term assets and other	58,209	53,177
Long-term prepayments	49,648	408
Deferred financing costs, net	44,033	885
Deferred rent assets	34,311	37,835
Other deposits	13,984	16,709
Input value-added tax, net	13,172	12,469
Deposits for acquisition of property and equipment	11,687	13,642
Long-term casino accounts receivables, net of allowances for credit losses of $16,517 and $25,026		3,877
Long-term prepayments, deposits and other assets	$ 284,608	$ 176,478